UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  DECEMBER 31, 2009
                                                -----------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:
/S/ LAWRENCE S. PIDGEON           NEW YORK, NEW YORK           FEBRUARY 3, 2010
-----------------------           ------------------           ----------------
     [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          18
                                                 --

Form 13F Information Table Value Total:          $508,115
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                                                (thousands)




List of Other Included Managers:                     NONE

                                    TITLE             VALUE    SHARE/
                                    OF                (USD)    PRN        SHARE/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                      CLASS  CUSIP      (X 1000) AMOUNT     PRN     CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
AARON RENTS INC CMN                 COM   002535201     30,501  1,099,927   SH             Sole               1,099,927
AARON RENTS INC A CMN CLASS A       COM   002535300      8,056    358,035   SH             Sole                 358,035
AMERICAN EXPRESS CO. CMN            COM   025816109     29,246    721,765   SH             Sole                 721,765
ANIXTER INTERNATIONAL INC CMN       COM   035290105      3,071     65,200   SH             Sole                  65,200
BED BATH & BEYOND INC. CMN          COM   075896100    140,281  3,633,275   SH             Sole               3,633,275
BURLINGTON NORTHERN SANTA FE CORP   COM   12189T104      6,894     69,900   SH             Sole                  69,900
CARMAX, INC. CMN                    COM   143130102     34,704  1,431,111   SH             Sole               1,431,111
CHARLES RIV LABS INTL INC CMN       COM   159864107      2,234     66,300   SH             Sole                  66,300
CONOCOPHILLIPS CMN                  COM   20825C104      3,100     60,700   SH             Sole                  60,700
COSTCO WHOLESALE CORPORATION CMN    COM   22160K105     89,998  1,521,000   SH             Sole               1,521,000
GRACO INC CMN                       COM   384109104      2,826     98,900   SH             Sole                  98,900
LOWES COMPANIES INC CMN             COM   548661107    102,401  4,378,000   SH             Sole               4,378,000
PATTERSON COMPANIES INC CMN         COM   703395103      2,815    100,600   SH             Sole                 100,600
SEARS HOLDINGS CORPORATION CMN      COM   812350106      2,922     35,019   SH             Sole                  35,019
SIMPSON MANUFACTURING CO INC CMN    COM   829073105      2,353     87,500   SH             Sole                  87,500
U.S. BANCORP CMN                    COM   902973304     14,091    626,000   SH             Sole                 626,000
WELLS FARGO & CO (NEW) CMN          COM   949746101     30,094  1,115,000   SH             Sole               1,115,000
WHOLE FOODS MARKET INC CMN          COM   966837106      2,528     92,096   SH             Sole                  92,096

                                                       508,115